UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2024

Date of reporting period:	June 1 , 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Equity Fund
Class A
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$78	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Putnam Dynamic Asset Allocation Equity Fund returned 30.58%. The Fund compares its performance to the Russell 3000 Index and the Putnam Equity Blended Index, which returned 27.58% and 24.94%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative U.S. Large Cap Core Strategy
↑	Quantitative International Equity Strategy
↑	Fundamental U.S. Large Cap Value Strategy

Top detractors from performance:
↓	Allocation decisions within the Fundamental Emerging Market Equity Strategy
Use of derivatives and the impact on performance:
Futures were used to manage the Fund’s exposure to market risk, which provided a slightly positive impact on performance. Forward currency contracts were used to hedge foreign exchange risk, which resulted in a slightly negative impact on performance.
Putnam Dynamic Asset Allocation Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	Internal Use-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	30.58	13.61	9.80
Class A (with sales charge)	23.07	12.28	9.15
Russell 3000 Index	27.58	15.00	12.09
Putnam Equity Blended Index	24.94	13.06	10.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$15,063,651
Total Number of Portfolio Holdings*	640
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	Internal Use-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), both indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	Internal Use-0724

Putnam Dynamic Asset Allocation Equity Fund
Class P
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$69	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class P shares of Putnam Dynamic Asset Allocation Equity Fund returned 30.55%. The Fund compares its performance to the Russell 3000 Index and the Putnam Equity Blended Index, which returned 27.58% and 24.94%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative U.S. Large Cap Core Strategy
↑	Quantitative International Equity Strategy
↑	Fundamental U.S. Large Cap Value Strategy

Top detractors from performance:
↓	Allocation decisions within the Fundamental Emerging Market Equity Strategy
Use of derivatives and the impact on performance:
Futures were used to manage the Fund’s exposure to market risk, which provided a slightly positive impact on performance. Forward currency contracts were used to hedge foreign exchange risk, which resulted in a slightly negative impact on performance.
Putnam Dynamic Asset Allocation Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	Internal Use-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class P 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class P (without sales charge)	30.55	13.75	9.94
Class P (with sales charge)	30.55	13.75	9.94
Russell 3000 Index	27.58	15.00	12.09
Putnam Equity Blended Index	24.94	13.06	10.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class A performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$15,063,651
Total Number of Portfolio Holdings*	640
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	Internal Use-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), both indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	Internal Use-0724

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments (Code of Ethics of Franklin Templeton effective March 4, 2024) with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

May 31, 2024	$82,209	$ —	$23,398	$ —
May 31, 2023	$61,418	$ —	$20,765	$ —

For the fiscal years ended May 31, 2024 and May 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $687,761 and $262,508 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

May 31, 2024	$ —	$664,363	$ —	$ —
May 31, 2023	$ —	$241,743	$ —	$ —

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Equity Fund

Financial Statements and Other Important Information

Annual | May 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Dynamic Asset Allocation Equity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Dynamic Asset Allocation Equity Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Dynamic Asset Allocation Equity Fund 1

The fund’s portfolio 5/31/24

COMMON STOCKS (86.5%)*	Shares	Value
Advertising and marketing services (0.2%)
Publicis Groupe SA (France)	169	$19,010
Trade Desk, Inc. (The) Class A †	92	8,536
		27,546
Aerospace and defense (0.9%)
Airbus SE (France)	87	14,770
BAE Systems PLC (United Kingdom)	317	5,645
Boeing Co. (The) †	61	10,834
Curtiss-Wright Corp.	23	6,505
Dassault Aviation SA (France)	20	4,336
Huntington Ingalls Industries, Inc.	21	5,315
Lockheed Martin Corp.	42	19,754
Northrop Grumman Corp.	57	25,694
RTX Corp.	214	23,071
TransDigm Group, Inc.	14	18,805
		134,729
Agriculture (0.5%)
Archer-Daniels-Midland Co.	925	57,757
Corteva, Inc.	378	21,145
		78,902
Airlines (0.3%)
Copa Holdings SA Class A (Panama)	127	12,348
Qantas Airways, Ltd. (voting rights) (Australia) †	3,480	14,329
Southwest Airlines Co.	417	11,192
		37,869
Automotive (1.4%)
BYD Co., Ltd. Class H (China)	500	14,064
Daimler Truck Holding AG (Germany)	91	3,882
Ford Motor Co.	526	6,380
General Motors Co.	630	28,344
Kia Corp. (South Korea)	263	22,472
PACCAR, Inc.	60	6,450
Stellantis NV (Italy)	492	10,939
Subaru Corp. (Japan)	800	17,856
Tesla, Inc. †	300	53,424
Toyota Motor Corp. (Japan)	300	6,514
United Rentals, Inc.	25	16,735
Volvo AB Class B (Sweden)	640	17,273
		204,333
Banking (5.6%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates) †	5,033	15,369
AIB Group PLC (Ireland)	673	3,840
Alinma Bank (Saudi Arabia)	2,100	17,226
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,023	22,014
Banco do Brasil SA (Brazil)	3,200	16,527
Banco Santander SA (Spain)	4,367	23,063
Bank Central Asia Tbk PT (Indonesia)	25,000	14,222
Bank Hapoalim MB (Israel)	1,028	9,478
Bank Mandiri Persero Tbk PT (Indonesia)	47,600	17,271
Bank of America Corp.	1,574	62,944
Bank of China, Ltd. Class H (China)	88,000	41,785
Bank of New York Mellon Corp. (The)	768	45,780
Citigroup, Inc.	2,086	129,978
Commonwealth Bank of Australia (Australia)	12	964
Danske Bank A/S (Denmark)	37	1,138
DBS Group Holdings, Ltd. (Singapore)	670	17,881
Erste Group Bank AG (Czech Republic)	206	10,122
Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,766	35,774
HSBC Holdings PLC (United Kingdom)	2,569	23,019
ICICI Bank, Ltd. (India)	4,082	55,109

2 Dynamic Asset Allocation Equity Fund

COMMON STOCKS (86.5%)* cont.	Shares	Value
Banking cont.
Intesa Sanpaolo SpA (Italy)	2,776	$10,943
JPMorgan Chase & Co.	571	115,701
Mizrahi Tefahot Bank, Ltd. (Israel)	197	7,210
National Australia Bank, Ltd. (Australia)	158	3,591
Nordea Bank ABP (Finland)	1,634	20,100
Northern Trust Corp.	398	33,528
NU Holdings, Ltd./Cayman Islands Class A (Brazil) †	518	6,154
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,500	16,195
PNC Financial Services Group, Inc. (The)	140	22,035
State Street Corp.	175	13,228
UniCredit SpA (Italy)	466	18,536
Webster Financial Corp.	148	6,545
Wells Fargo & Co.	111	6,651
		843,921
Beverage (1.1%)
Boston Beer Co., Inc. (The) Class A †	22	6,901
Carlsberg A/S Class B (Denmark)	21	2,840
Coca-Cola Co. (The)	2,014	126,741
Coca-Cola HBC AG (Italy)	367	12,462
Molson Coors Beverage Co. Class B	109	5,974
Monster Beverage Corp. †	160	8,307
		163,225
Biotechnology (1.3%)
Alnylam Pharmaceuticals, Inc. †	42	6,234
Amgen, Inc.	22	6,729
Exelixis, Inc. †	601	13,036
Incyte Corp. †	371	21,440
Neurocrine Biosciences, Inc. †	53	7,177
Regeneron Pharmaceuticals, Inc. †	54	52,929
Vertex Pharmaceuticals, Inc. †	190	86,515
		194,060
Building materials (0.2%)
Owens Corning	36	6,519
Trane Technologies PLC	78	25,542
		32,061
Cable television (0.6%)
Charter Communications, Inc. Class A †	39	11,198
Comcast Corp. Class A	2,016	80,701
		91,899
Chemicals (1.1%)
Arkema SA (France)	59	6,087
Axalta Coating Systems, Ltd. †	173	6,157
CF Industries Holdings, Inc.	90	7,176
Dow, Inc.	112	6,455
DuPont de Nemours, Inc.	193	15,857
Eastman Chemical Co.	168	17,023
Hansol Chemical Co., Ltd. (South Korea)	73	10,024
Huntsman Corp.	263	6,522
Linde PLC	12	5,226
LyondellBasell Industries NV Class A	63	6,263
Mosaic Co. (The)	200	6,186
NewMarket Corp.	10	5,351
PPG Industries, Inc.	144	18,923
RPM International, Inc.	53	5,941
Sherwin-Williams Co. (The)	71	21,569
Shin-Etsu Chemical Co., Ltd. (Japan)	500	18,619
Yara International ASA (Norway)	27	836
		164,215

Dynamic Asset Allocation Equity Fund 3

COMMON STOCKS (86.5%)* cont.	Shares	Value
Commercial and consumer services (3.1%)
Automatic Data Processing, Inc.	364	$89,151
Block, Inc. Class A †	90	5,767
Booking Holdings, Inc.	22	83,080
CoStar Group, Inc. †	118	9,224
Ecolab, Inc.	31	7,198
Equifax, Inc.	53	12,264
Euronet Worldwide, Inc. †	56	6,528
Expedia Group, Inc. †	356	40,178
Mastercard, Inc. Class A	303	135,462
PayPal Holdings, Inc. †	1,175	74,013
Verisk Analytics, Inc.	12	3,033
		465,898
Communications equipment (0.2%)
arista Networks, Inc. †	22	6,548
Motorola Solutions, Inc.	53	19,340
		25,888
Computers (5.0%)
Apple, Inc.	3,375	648,831
Cisco Systems, Inc.	424	19,716
CrowdStrike Holdings, Inc. Class A †	20	6,273
Dropbox, Inc. Class A †	264	5,948
NetApp, Inc.	61	7,346
RingCentral, Inc. Class A †	217	7,421
ServiceNow, Inc. †	7	4,599
Smartsheet, Inc. Class A †	153	5,661
Snowflake, Inc. Class A †	42	5,720
SS&C Technologies Holdings, Inc.	101	6,267
Synopsys, Inc. †	54	30,283
Teradata Corp. †	208	6,783
Zoom Video Communications, Inc. Class A †	104	6,379
		761,227
Conglomerates (1.2%)
3M Co.	922	92,329
AMETEK, Inc.	182	30,864
Marubeni Corp. (Japan)	400	7,820
Mitsubishi Corp. (Japan)	1,100	23,171
Mitsui & Co., Ltd. (Japan)	500	25,416
		179,600
Construction (1.1%)
Builders FirstSource, Inc. †	120	19,295
Cie de Saint-Gobain SA (France)	237	21,004
CRH PLC	257	21,012
CRH PLC (London Exchange)	100	7,883
Fortune Brands Innovations, Inc.	93	6,516
HeidelbergCement AG (Germany)	154	16,017
Holcim AG (Switzerland)	219	19,156
Kingspan Group PLC (Ireland)	59	5,699
Larsen & Toubro, Ltd. (India)	512	22,595
ROCKWOOL International A/S (Denmark)	10	4,229
UltraTech Cement, Ltd. (India)	168	19,973
		163,379
Consumer (0.3%)
Clorox Co. (The)	44	5,789
Kimberly-Clark Corp.	49	6,532
LVMH Moet Hennessy Louis Vuitton SA (France)	6	4,822
MSA Safety, Inc.	33	5,940
Pandora A/S (Denmark)	100	16,444
		39,527

4 Dynamic Asset Allocation Equity Fund

COMMON STOCKS (86.5%)* cont.	Shares	Value
Consumer finance (1.0%)
American Express Co.	31	$7,440
Capital One Financial Corp.	241	33,169
Discover Financial Services	462	56,669
OneMain Holdings, Inc.	130	6,386
SLM Corp.	275	5,902
Synchrony Financial	136	5,957
Visa, Inc. Class A	155	42,231
		157,754
Consumer goods (1.0%)
Colgate-Palmolive Co.	621	57,728
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	40	3,615
Kenvue, Inc.	248	4,786
L’Oreal SA (France)	37	18,257
Procter & Gamble Co. (The)	228	37,515
Reckitt Benckiser Group PLC (United Kingdom)	36	2,057
Ulta Beauty, Inc. †	17	6,717
Unilever PLC (United Kingdom)	312	17,095
		147,770
Consumer services (1.3%)
Auto Trader Group PLC (United Kingdom)	1,358	14,281
DoorDash, Inc. Class A †	66	7,267
Etsy, Inc. †	106	6,728
MakeMyTrip, Ltd. (India) †	122	9,222
Maplebear, Inc. †	192	5,852
MercadoLibre, Inc. (Brazil) †	10	17,256
PDD Holdings, Inc. ADR (China) †	208	31,154
Sea, Ltd. ADR (Singapore) †	132	8,913
Uber Technologies, Inc. †	1,409	90,966
Zomato, Ltd. (India) †	4,412	9,515
		201,154
Containers (0.1%)
Ball Corp.	147	10,206
Berry Global Group, Inc.	104	6,228
		16,434
Distribution (—%)
Sysco Corp.	87	6,335
		6,335
Electric utilities (1.5%)
Constellation Energy Corp.	135	29,329
Dominion Energy, Inc.	118	6,363
DTE Energy Co.	56	6,526
Duke Energy Corp.	60	6,214
E.ON SE (Germany)	1,258	16,774
Edison International	91	6,993
Enel SpA (Italy)	2,240	16,248
Entergy Corp.	56	6,299
Eversource Energy	105	6,219
Exelon Corp.	154	5,783
Kansai Electric Power Co., Inc. (The) (Japan)	600	10,840
NextEra Energy, Inc.	441	35,289
NTPC, Ltd. (India)	4,782	20,673
PG&E Corp.	1,082	20,060
PPL Corp.	522	15,310
Public Service Enterprise Group, Inc.	89	6,743
RWE AG (Germany)	109	4,123
Southern Co. (The)	83	6,652
Xcel Energy, Inc.	124	6,876
		233,314

Dynamic Asset Allocation Equity Fund 5

COMMON STOCKS (86.5%)* cont.	Shares	Value
Electrical equipment (0.6%)
ABB, Ltd. (Switzerland)	427	$23,408
Eaton Corp. PLC	19	6,324
Fortive Corp.	83	6,179
Honeywell International, Inc.	106	21,432
KEI Industries, Ltd. (India)	515	25,435
Legrand SA (France)	44	4,756
		87,534
Electronics (8.0%)
Advanced Micro Devices, Inc. †	167	27,872
Broadcom, Inc.	76	100,970
Cirrus Logic, Inc. †	75	8,603
Dexerials Corp. (Japan)	200	8,419
Hon Hai Precision Industry Co., Ltd. (Taiwan)	4,000	21,265
Hoya Corp. (Japan)	200	24,343
Keysight Technologies, Inc. †	45	6,232
MediaTek, Inc. (Taiwan)	1,000	37,998
Monolithic Power Systems, Inc.	8	5,885
NVIDIA Corp.	575	630,390
NXP Semiconductors NV	51	13,877
Qorvo, Inc. †	65	6,395
Qualcomm, Inc.	802	163,648
Samsung Electronics Co., Ltd. (South Korea)	1,254	67,174
Sinbon Electronics Co., Ltd. (Taiwan)	2,000	18,207
SK Hynix, Inc. (South Korea)	310	42,477
TD SYNNEX Corp.	24	3,140
Vontier Corp.	244	9,755
Woodward, Inc.	39	7,274
		1,203,924
Energy (oil field) (0.1%)
Baker Hughes Co.	207	6,930
Schlumberger, Ltd.	210	9,637
		16,567
Engineering and construction (0.1%)
Sembcorp Industries, Ltd. (Singapore)	300	1,135
Vinci SA (France)	169	21,174
		22,309
Entertainment (0.1%)
Live Nation Entertainment, Inc. †	89	8,343
Panasonic Holdings Corp. (Japan)	200	1,763
		10,106
Environmental (0.1%)
Veralto Corp.	86	8,478
		8,478
Financial (0.8%)
3i Group PLC (United Kingdom)	563	20,771
Ally Financial, Inc.	152	5,923
Apollo Global Management, Inc.	217	25,207
CME Group, Inc.	31	6,292
Deutsche Boerse AG (Germany)	6	1,192
Eurazeo SE (France)	25	2,113
Euronext NV (France)	88	8,676
Intercontinental Exchange, Inc.	48	6,427
Japan Exchange Group, Inc. (Japan)	300	7,054
Jefferies Financial Group, Inc.	146	6,792
LPL Financial Holdings, Inc.	21	6,010
MGIC Investment Corp.	321	6,741
REC, Ltd. (India)	3,104	20,113
		123,311

6 Dynamic Asset Allocation Equity Fund

COMMON STOCKS (86.5%)* cont.	Shares	Value
Food (0.5%)
CK Hutchison Holdings, Ltd. (Hong Kong)	1,000	$4,887
Dino Polska SA (Poland) †	102	10,187
Ingredion, Inc.	53	6,232
Jeronimo Martins SGPS SA (Portugal)	18	403
Nestle SA (Switzerland)	101	10,694
Nissin Food Products Co., Ltd. (Japan)	300	7,575
Shoprite Holdings, Ltd. (South Africa)	966	12,849
Sumber Alfaria Trijaya Tbk PT (Indonesia)	47,100	7,679
Tesco PLC (United Kingdom)	2,597	10,345
WH Group, Ltd. (Hong Kong)	6,000	4,092
		74,943
Forest products and packaging (0.2%)
AptarGroup, Inc.	44	6,498
Packaging Corp. of America	37	6,789
Weyerhaeuser Co. R	346	10,390
		23,677
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	588	17,707
DraftKings, Inc. Class A †	338	11,874
La Francaise des Jeux SAEM (France)	101	3,633
Las Vegas Sands Corp.	137	6,169
		39,383
Health care services (1.7%)
Apollo Hospitals Enterprise, Ltd. (India)	222	15,557
Bio-Rad Laboratories, Inc. Class A †	11	3,155
Cardinal Health, Inc.	64	6,353
Cigna Group (The)	216	74,438
CVS Health Corp.	123	7,331
Elevance Health, Inc.	7	3,769
Eurofins Scientific (Luxembourg)	17	1,028
Fresenius SE & Co. KGaA (Germany) †	302	9,605
HCA Healthcare, Inc.	21	7,135
M3, Inc. (Japan)	400	3,889
McKesson Corp.	74	42,149
Medpace Holdings, Inc. †	15	5,795
Teladoc Health, Inc. †	272	3,057
Tenet Healthcare Corp. †	49	6,626
UnitedHealth Group, Inc.	119	58,949
		248,836
Homebuilding (0.3%)
Lennar Corp. Class A	43	6,895
PulteGroup, Inc.	303	35,548
Taylor Wimpey PLC (United Kingdom)	1,403	2,660
Toll Brothers, Inc.	51	6,204
		51,307
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	100	3,587
Rational AG (Germany)	4	3,396
		6,983
Industrial (0.1%)
Johnson Controls International PLC	222	15,964
		15,964
Insurance (2.3%)
AIA Group, Ltd. (Hong Kong)	2,800	21,762
Allianz SE (Germany)	43	12,526
Allstate Corp. (The)	39	6,533
American International Group, Inc.	341	26,878
AXA SA (France)	554	19,987
Axis Capital Holdings, Ltd.	93	6,871

Dynamic Asset Allocation Equity Fund 7

COMMON STOCKS (86.5%)* cont.	Shares	Value
Insurance cont.
Berkshire Hathaway, Inc. Class B †	48	$19,891
Chubb, Ltd.	24	6,500
Equitable Holdings, Inc.	757	31,408
Everest Group, Ltd.	17	6,646
Globe Life, Inc.	77	6,373
Loews Corp.	75	5,760
Marsh & McLennan Cos., Inc.	30	6,227
MetLife, Inc.	906	65,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	47	23,384
NN Group NV (Netherlands)	140	6,527
Old Republic International Corp.	219	6,960
Principal Financial Group, Inc.	78	6,399
QBE Insurance Group, Ltd. (Australia)	263	3,122
Reinsurance Group of America, Inc.	65	13,637
Talanx AG (Germany)	34	2,695
Travelers Cos., Inc. (The)	29	6,255
Unum Group	126	6,786
Willis Towers Watson PLC	23	5,872
Zurich Insurance Group AG (Switzerland)	30	15,766
		340,332
Investment banking/Brokerage (1.1%)
Affiliated Managers Group, Inc.	39	6,341
Ameriprise Financial, Inc.	14	6,113
BlackRock, Inc.	7	5,404
Charles Schwab Corp. (The)	360	26,381
Exor NV (Netherlands)	45	5,064
Goldman Sachs Group, Inc. (The)	112	51,130
HDFC Asset Management Co., Ltd. (India)	204	9,481
Investor AB Class B (Sweden)	832	22,618
Meritz Financial Group, Inc. (South Korea)	211	11,797
Morgan Stanley	72	7,044
Nomura Holdings, Inc. (Japan)	100	605
SEI Investments Co.	91	6,162
Virtu Financial, Inc. Class A	302	6,644
		164,784
Lodging/Tourism (0.6%)
H World Group, Ltd. ADR (China)	545	20,290
Hilton Worldwide Holdings, Inc.	117	23,470
Host Hotels & Resorts, Inc. R	372	6,674
Indian Hotels Co., Ltd. (India)	4,075	27,342
InterContinental Hotels Group PLC (United Kingdom)	48	4,870
MGM Resorts International †	151	6,066
		88,712
Machinery (0.9%)
Atlas Copco AB Class A (Sweden)	446	8,569
Caterpillar, Inc.	18	6,093
Cummins, Inc.	23	6,480
Deere & Co.	16	5,996
Donaldson Co., Inc.	79	5,821
HD Hyundai Electric Co., Ltd. (South Korea)	61	13,308
Hitachi, Ltd. (Japan)	100	10,311
Ingersoll Rand, Inc.	244	22,704
Schindler Holding AG (Switzerland)	28	7,301
Vertiv Holdings Co. Class A	569	55,802
		142,385
Manufacturing (0.4%)
A.O. Smith Corp.	73	6,106
Elite Material Co., Ltd. (Taiwan)	1,000	12,574
Flowserve Corp.	134	6,660
GEA Group AG (Germany)	129	5,360
Graco, Inc.	41	3,311

8 Dynamic Asset Allocation Equity Fund

COMMON STOCKS (86.5%)* cont.	Shares	Value
Manufacturing cont.
ITT, Inc.	45	$5,980
Parker Hannifin Corp.	12	6,378
Smiths Group PLC (United Kingdom)	220	4,850
Textron, Inc.	77	6,746
		57,965
Media (1.0%)
Netflix, Inc. †	211	135,382
Universal Music Group NV (Netherlands)	368	11,511
		146,893
Medical technology (1.7%)
10x Genomics, Inc. Class A †	256	5,740
Abbott Laboratories	300	30,657
Boston Scientific Corp. †	687	51,917
Danaher Corp.	105	26,964
Demant A/S (Denmark) †	149	7,183
Edwards Lifesciences Corp. †	76	6,604
FUJIFILM Holdings Corp. (Japan)	300	6,758
Hologic, Inc. †	90	6,640
IDEXX Laboratories, Inc. †	26	12,920
Inspire Medical Systems, Inc. †	25	3,970
Insulet Corp. †	35	6,202
Intuitive Surgical, Inc. †	74	29,757
Medtronic PLC	82	6,672
Olympus Corp. (Japan)	100	1,566
Solventum Corp. †	100	5,934
Sonic Healthcare, Ltd. (Australia)	156	2,546
Stryker Corp.	18	6,140
Thermo Fisher Scientific, Inc.	54	30,671
West Pharmaceutical Services, Inc.	8	2,651
		251,492
Metals (1.1%)
ArcelorMittal SA (France)	623	16,557
BHP Group, Ltd. (ASE Exchange) (Australia)	409	12,124
BHP Group, Ltd. (London Exchange) (Australia)	62	1,845
Cleveland-Cliffs, Inc. †	188	3,249
Fortescue, Ltd. (Australia)	1,114	18,290
Freeport-McMoRan, Inc.	688	36,278
Glencore PLC (United Kingdom)	1,535	9,464
Northern Star Resources, Inc. (Australia)	227	2,155
Nucor Corp.	36	6,079
Prysmian SpA (Italy)	146	9,623
Reliance, Inc.	20	6,016
Rio Tinto PLC (United Kingdom)	224	15,733
Steel Dynamics, Inc.	47	6,292
Vat Group AG (Switzerland)	5	2,742
Zijin Mining Group Co., Ltd. Class H (China)	8,000	16,851
		163,298
Natural gas utilities (0.3%)
Centrica PLC (United Kingdom)	5,906	10,728
China Resources Gas Group, Ltd. (China)	3,300	11,494
Eni SpA (Italy)	216	3,406
National Fuel Gas co.	113	6,459
Osaka Gas Co., Ltd. (Japan)	100	2,276
Tokyo Gas Co., Ltd. (Japan)	400	8,954
UGI Corp.	262	6,671
		49,988
Oil and gas (3.1%)
BP PLC (United Kingdom)	4,287	26,852
Cheniere Energy, Inc.	499	78,737
Chevron Corp.	42	6,817
ConocoPhillips	246	28,654

Dynamic Asset Allocation Equity Fund 9

COMMON STOCKS (86.5%)* cont.	Shares	Value
Oil and gas cont.
Coterra Energy, Inc.	218	$6,217
DCC PLC (Ireland)	69	5,027
Devon Energy Corp.	134	6,577
Eneos Holdings, Inc. (Japan)	900	4,652
Equinor ASA (Norway)	687	19,965
Exxon Mobil Corp.	414	48,546
HF Sinclair Corp.	124	6,849
INPEX Corp. (Japan)	200	3,086
Marathon Oil Corp.	2,754	79,756
Marathon Petroleum Corp.	237	41,857
PetroChina Co., Ltd. Class H (China)	32,000	32,661
PRIO SA (Brazil)	600	4,755
Repsol SA (Spain)	298	4,893
Shell PLC (United Kingdom)	629	22,826
Shell PLC (United Kingdom)	156	5,629
Targa Resources Corp.	55	6,503
TotalEnergies SE (France)	83	6,060
Valero Energy Corp.	168	26,399
		473,318
Pharmaceuticals (4.9%)
AbbVie, Inc.	454	73,203
AstraZeneca PLC (United Kingdom)	237	36,854
AstraZeneca PLC ADR (United Kingdom)	285	22,236
Becton, Dickinson and Co.	28	6,495
Bristol-Myers Squibb Co.	585	24,038
Chugai Pharmaceutical Co., Ltd. (Japan)	400	12,195
Dexcom, Inc. †	207	24,586
Eli Lilly and Co.	251	205,905
GSK PLC (United Kingdom)	1,181	26,494
Ipsen SA (France)	40	5,254
Johnson & Johnson	47	6,893
Lonza Group AG (Switzerland)	21	11,454
Merck & Co., Inc.	1,157	145,250
Novartis AG (Switzerland)	376	38,882
Novo Nordisk A/S Class B (Denmark)	454	61,389
Ono Pharmaceutical Co., Ltd. (Japan)	300	4,348
Roche Holding AG (Switzerland)	12	3,074
Sanofi SA (France)	128	12,507
Shionogi & Co., Ltd. (Japan)	100	4,505
Sun Pharmaceutical Industries, Ltd. (India)	648	11,349
		736,911
Power producers (0.4%)
NRG Energy, Inc.	372	30,132
Vistra Corp.	358	35,471
		65,603
Publishing (0.2%)
S&P Global, Inc.	35	14,963
TOPPAN Holdings, Inc. (Japan)	300	7,783
		22,746
Railroads (0.6%)
Aurizon Holdings, Ltd. (Australia)	1,832	4,497
Canadian Pacific Kansas City, Ltd. (Canada)	243	19,284
CSX Corp.	183	6,176
Norfolk Southern Corp.	25	5,620
Union Pacific Corp.	239	55,644
		91,221
Real estate (1.2%)
AvalonBay Communities, Inc. R	30	5,780
Brixmor Property Group, Inc. R	279	6,280
EPR Properties R	148	6,074
Equity Residential R	90	5,853

10 Dynamic Asset Allocation Equity Fund

COMMON STOCKS (86.5%)* cont.	Shares	Value
Real estate cont.
First Industrial Realty Trust, Inc. R	132	$6,220
Gaming and Leisure Properties, Inc. R	283	12,707
Goodman Group (Australia) R	292	6,583
Klepierre SA (France) R	318	9,195
Mid-America Apartment Communities, Inc. R	46	6,151
Park Hotels & Resorts, Inc.	412	6,534
Phoenix Mills, Ltd. (The) (India)	575	21,468
Public Storage R	23	6,298
Sekisui Chemical Co., Ltd. (Japan)	200	2,871
Simon Property Group, Inc. R	416	62,945
Vornado Realty Trust R	362	8,876
		173,835
Regional Bells (0.3%)
AT&T, Inc.	2,073	37,770
		37,770
Restaurants (0.3%)
Alsea SAB de CV (Mexico)	2,039	8,082
Chipotle Mexican Grill, Inc. †	9	28,166
McDonald’s Corp.	21	5,437
Starbucks Corp.	87	6,979
		48,664
Retail (5.6%)
Amazon.com, Inc. †	2,403	423,985
Associated British Foods PLC (United Kingdom)	371	12,170
AutoZone, Inc. †	2	5,540
BJ’s Wholesale Club Holdings, Inc. †	119	10,480
Costco Wholesale Corp.	25	20,247
Home Depot, Inc. (The)	114	38,175
Industria de Diseno Textil SA (Spain)	469	22,342
Koninklijke Ahold Delhaize NV (Netherlands)	518	16,077
Lululemon Athletica, Inc. (Canada) †	43	13,416
Next PLC (United Kingdom)	78	9,343
O’Reilly Automotive, Inc. †	33	31,788
Ross Stores, Inc.	156	21,803
Target Corp.	147	22,956
TJX Cos., Inc. (The)	158	16,290
WalMart de Mexico (Walmex) SAB de CV (Mexico)	2,416	9,078
Walmart, Inc.	2,514	165,321
Williams-Sonoma, Inc.	21	6,158
		845,169
Semiconductor (2.8%)
Applied Materials, Inc.	192	41,295
ASML Holding NV (Netherlands)	59	56,562
Disco Corp. (Japan)	100	39,340
KLA Corp.	88	66,839
Lam Research Corp.	8	7,460
Novatek Microelectronics Corp. (Taiwan)	1,000	18,269
Renesas Electronics Corp. (Japan)	700	13,152
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7,000	176,677
		419,594
Shipping (0.4%)
FedEx Corp.	120	30,475
International Container Terminal Services, Inc. (Philippines)	3,660	21,404
Kawasaki Kisen Kaisha, Ltd. (Japan)	100	1,484
United Parcel Service, Inc. Class B	46	6,391
Westinghouse Air Brake Technologies Corp.	36	6,092
		65,846
Software (6.7%)
Adobe, Inc. †	184	81,836
Amdocs, Ltd.	41	3,239
Atlassian Corp. Class A †	36	5,647

Dynamic Asset Allocation Equity Fund 11

COMMON STOCKS (86.5%)* cont.	Shares	Value
Software cont.
Autodesk, Inc. †	26	$5,242
Cadence Design Systems, Inc. †	376	107,653
F5, Inc. †	35	5,914
HubSpot, Inc. †	36	21,998
Manhattan Associates, Inc. †	29	6,367
Microsoft Corp.	1,506	625,185
Nexon Co., Ltd. (Japan)	100	1,723
Oracle Corp.	447	52,384
Paycom Software, Inc.	37	5,377
Pegasystems, Inc.	98	5,631
ROBLOX Corp. Class A †	158	5,312
SAP SE (Germany)	11	1,982
Square Enix Holdings Co., Ltd. (Japan)	200	5,975
Tata Consultancy Services, Ltd. (India)	664	29,314
TIS, Inc. (Japan)	200	3,656
Veeva Systems, Inc. Class A †	262	45,654
Workday, Inc. Class A †	26	5,498
		1,025,587
Staffing (0.2%)
Benefit Systems SA (Poland)	9	6,701
Recruit Holdings Co., Ltd. (Japan)	400	20,304
Robert Half, Inc.	99	6,359
		33,364
Technology services (6.1%)
Accenture PLC Class A	21	5,928
Alibaba Group Holding, Ltd. (China)	1,877	18,371
Alphabet, Inc. Class A †	1,529	263,753
Alphabet, Inc. Class C †	692	120,380
DocuSign, Inc. †	306	16,750
eBay, Inc.	126	6,832
Fair Isaac Corp. †	11	14,189
GoDaddy, Inc. Class A †	43	6,004
Leidos Holdings, Inc.	44	6,470
Meta Platforms, Inc. Class A	567	264,693
Pinterest, Inc. Class A †	164	6,804
Prosus NV (China)	295	10,815
Roku, Inc. †	100	5,740
Salesforce, Inc.	162	37,980
Spotify Technology SA (Sweden) †	43	12,762
Tencent Holdings, Ltd. (China)	2,400	111,335
VeriSign, Inc. †	35	6,101
Western Union Co. (The)	453	5,798
		920,705
Telecommunications (0.6%)
American Tower Corp. R	189	36,995
Crown Castle, Inc. R	68	6,970
Iridium Communications, Inc.	198	5,962
T-Mobile US, Inc.	124	21,695
Telstra Group, Ltd. (Australia)	3,579	8,304
TIM SA/Brazil (Brazil)	2,800	8,457
		88,383
Telephone (0.4%)
KDDI Corp. (Japan)	800	22,219
Verizon Communications, Inc.	1,106	45,512
		67,731
Textiles (0.5%)
Deckers Outdoor Corp. †	6	6,564
Hermes International (France)	9	21,330
PRADA SpA (Italy)	2,600	21,473
Shenzhou International Group Holdings, Ltd. (China)	2,700	27,098
		76,465

12 Dynamic Asset Allocation Equity Fund

COMMON STOCKS (86.5%)* cont.	Shares	Value
Tobacco (0.4%)
Imperial Brands PLC (United Kingdom)	770	$19,113
Philip Morris International, Inc.	388	39,335
		58,448
Toys (0.1%)
JUMBO SA (Greece)	201	5,775
Nintendo Co., Ltd. (Japan)	200	10,912
		16,687
Transportation services (0.2%)
Aena SME SA (Spain)	42	8,223
Deutsche Post AG (Germany)	243	10,199
Expeditors International of Washington, Inc.	57	6,891
		25,313
Trucks and parts (0.1%)
Allison Transmission Holdings, Inc.	76	5,762
Gentex Corp.	174	6,090
		11,852
Waste Management (0.1%)
Waste Connections, Inc.	92	15,117
Waste Management, Inc.	15	3,161
		18,278
Total common stocks (cost $8,156,834)		$13,033,701

INVESTMENT COMPANIES (1.3%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,890	$99,395
iShares MSCI India ETF (India)	323	17,122
iShares MSCI Taiwan ETF (Taiwan)	202	10,165
SPDR S&P 500 ETF Trust	116	61,175
SPDR S&P MidCap 400 ETF Trust	15	8,193
Total investment companies (cost $189,166)		$196,050

SHORT-TERM INVESTMENTS (12.4%)*		Principal amount/ shares	Value
Putnam Government Money Market Fund Class G Ω	Shares	827,446	$827,446
Putnam Short Term Investment Fund Class P 5.46% L	Shares	835,656	835,656
U.S. Treasury Bills 5.379%, 8/27/24 #		$200,000	197,530
Total short-term investments (cost $1,860,574)			$1,860,632

TOTAL INVESTMENTS
Total investments (cost $10,206,574)	$15,090,383

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $15,063,651.
†	This security is non-income-producing.
Ω	Affiliated company (Note 5).
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $99,687 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	78.6%	Germany	0.8%
Japan	2.4	Italy	0.7
China	2.2	Australia	0.6
United Kingdom	2.1	Netherlands	0.6
India	2.1	Denmark	0.6
Taiwan	2.0	Spain	0.5
France	1.5	Other	3.3
South Korea	1.1	Total	100.0%
Switzerland	0.9

Dynamic Asset Allocation Equity Fund 13

FORWARD CURRENCY CONTRACTS at 5/31/24 (aggregate face value $1,096,565)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Buy	6/20/24	$9,048	$9,047	$1
	British Pound	Sell	6/20/24	9,048	9,041	(7)
	Euro	Buy	6/20/24	53,312	53,159	153
	Euro	Sell	6/20/24	53,312	53,337	25
	New Taiwan Dollar	Sell	8/21/24	23,790	23,690	(100)
Barclays Bank PLC
	Hong Kong Dollar	Sell	8/21/24	3,947	3,972	25
	Polish Zloty	Buy	6/20/24	533	534	(1)
	Polish Zloty	Sell	6/20/24	533	533	—
Citibank, N.A.
	Australian Dollar	Buy	7/17/24	21,651	21,520	131
	Danish Krone	Sell	6/20/24	10,279	10,365	86
	Hong Kong Dollar	Sell	8/21/24	9,431	9,441	10
	Israeli Shekel	Sell	7/17/24	919	913	(6)
	Japanese Yen	Buy	8/21/24	17,463	17,841	(378)
Goldman Sachs International
	Brazilian Real	Buy	7/2/24	26,317	27,555	(1,238)
	Euro	Buy	6/20/24	7,058	7,061	(3)
	Euro	Sell	6/20/24	7,058	7,082	24
	Indian Rupee	Sell	8/21/24	41,081	41,029	(52)
	Israeli Shekel	Buy	7/17/24	3,245	3,163	82
	Polish Zloty	Sell	6/20/24	914	900	(14)
	Singapore Dollar	Sell	8/21/24	1,040	1,040	—
HSBC Bank USA, National Association
	Chinese Yuan (Offshore)	Buy	8/21/24	84,258	84,819	(561)
	Danish Krone	Sell	6/20/24	1,281	1,280	(1)
	Euro	Buy	6/20/24	7,166	7,170	(4)
	Euro	Sell	6/20/24	7,166	7,194	28
	Hong Kong Dollar	Sell	8/21/24	1,871	1,874	3
	Japanese Yen	Buy	8/21/24	8,166	8,343	(177)
	Singapore Dollar	Buy	8/21/24	2,674	2,675	(1)
	South African Rand	Buy	7/17/24	25,929	25,868	61
	Swedish Krona	Buy	6/20/24	3,091	3,154	(63)
JPMorgan Chase Bank N.A.
	Danish Krone	Sell	6/20/24	13,672	13,576	(96)
	Japanese Yen	Buy	8/21/24	11,509	11,759	(250)
	Norwegian Krone	Sell	6/20/24	5,680	5,661	(19)
	South Korean Won	Buy	8/21/24	31,020	31,523	(503)
	Swiss Franc	Buy	6/20/24	1,665	1,666	(1)
	Swiss Franc	Sell	6/20/24	1,665	1,663	(2)

14 Dynamic Asset Allocation Equity Fund

FORWARD CURRENCY CONTRACTS at 5/31/24 (aggregate face value $1,096,565) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/17/24	$3,131	$3,120	$11
	British Pound	Buy	6/20/24	38,995	38,925	70
	British Pound	Sell	6/20/24	38,995	38,673	(322)
	Danish Krone	Sell	6/20/24	6,712	6,642	(70)
	Euro	Buy	6/20/24	21,173	21,170	3
	Euro	Sell	6/20/24	21,173	21,139	(34)
	Hong Kong Dollar	Sell	8/21/24	4,754	4,766	12
	Japanese Yen	Buy	8/21/24	41,974	43,058	(1,084)
	New Zealand Dollar	Sell	7/17/24	61	59	(2)
	Norwegian Krone	Sell	6/20/24	3,174	3,055	(119)
	Polish Zloty	Buy	6/20/24	1,142	1,140	2
	Polish Zloty	Sell	6/20/24	1,142	1,143	1
	Singapore Dollar	Sell	8/21/24	1,486	1,486	—
	South African Rand	Buy	7/17/24	5,029	5,104	(75)
	Swedish Krona	Buy	6/20/24	5,030	5,626	(596)
	Swiss Franc	Buy	6/20/24	13,767	14,584	(817)
NatWest Markets PLC
	Danish Krone	Sell	6/20/24	6,625	6,711	86
	Swedish Krona	Buy	6/20/24	7,722	7,727	(5)
	Swedish Krona	Sell	6/20/24	7,722	7,748	26
	Swiss Franc	Buy	6/20/24	6,106	6,108	(2)
	Swiss Franc	Sell	6/20/24	6,106	6,024	(82)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/24	3,397	3,377	(20)
	British Pound	Sell	6/20/24	21,537	21,474	(63)
	British Pound	Sell	9/18/24	3,187	3,186	(1)
	Chinese Yuan (Offshore)	Buy	8/21/24	25,432	25,603	(171)
	Euro	Buy	6/20/24	31,379	31,994	(615)
	Euro	Buy	9/18/24	4,797	4,797	—
	Japanese Yen	Buy	8/21/24	908	1,118	(210)
	Mexican Peso	Sell	7/17/24	9,443	9,584	141
	New Zealand Dollar	Buy	7/17/24	1,291	1,284	7
	Polish Zloty	Buy	6/20/24	1,903	1,899	4
	Polish Zloty	Sell	6/20/24	1,903	1,903	—
	South African Rand	Buy	7/17/24	2,467	2,517	(50)
	Swiss Franc	Buy	6/20/24	5,662	5,663	(1)
	Swiss Franc	Sell	6/20/24	5,662	5,867	205
Toronto-Dominion Bank
	Canadian Dollar	Sell	7/17/24	20,562	20,794	232
UBS AG
	Australian Dollar	Sell	7/17/24	733	656	(77)
	British Pound	Buy	6/20/24	27,144	27,121	23
	British Pound	Sell	6/20/24	27,144	26,717	(427)
	Canadian Dollar	Sell	7/17/24	12,337	12,477	140
	Euro	Buy	6/20/24	38,437	38,458	(21)
	Euro	Sell	6/20/24	38,437	38,867	430
	Hong Kong Dollar	Sell	8/21/24	11,405	11,417	12
	Norwegian Krone	Buy	6/20/24	829	826	3
	Norwegian Krone	Sell	6/20/24	829	811	(18)
	South African Rand	Buy	7/17/24	5,145	5,140	5
	Swiss Franc	Buy	6/20/24	16,764	16,651	113
	Thai Baht	Buy	8/21/24	22,955	22,908	47
Unrealized appreciation						2,202
Unrealized (depreciation)						(8,359)
Total						$(6,157)
* The exchange currency for all contracts listed is the United States Dollar.

Dynamic Asset Allocation Equity Fund 15

FUTURES CONTRACTS OUTSTANDING at 5/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	7	$824,486	$829,570	Jun-24	$13,070
MSCI Emerging Markets Index (Short)	12	629,377	633,900	Jun-24	(3,988)
Russell 2000 Index E-Mini (Long)	7	724,544	726,530	Jun-24	(11,813)
S&P 500 Index E-Mini (Long)	3	791,627	794,325	Jun-24	17,686
Unrealized appreciation					30,756
Unrealized (depreciation)					(15,801)
Total					$14,955

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$335,965	$257,506	$—
Capital goods	352,996	162,932	—
Communication services	255,260	30,523	—
Conglomerates	123,193	56,407	—
Consumer cyclicals	1,689,521	347,971	—
Consumer staples	559,199	211,028	—
Energy	358,234	131,651	—
Financials	1,199,491	604,446	—
Health care	1,154,862	276,437	—
Technology	3,649,871	707,054	—
Transportation	160,113	60,136	—
Utilities and power	243,389	105,516	—
Total common stocks	10,082,094	2,951,607	—
Investment companies	196,050	—	—
Short-term investments	—	1,860,632	—
Totals by level	$10,278,144	$4,812,239	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(6,157)	$—
Futures contracts	14,955	—	—
Totals by level	$14,955	$(6,157)	$—

The accompanying notes are an integral part of these financial statements.

16 Dynamic Asset Allocation Equity Fund

Financial Statements

Statement of assets and liabilities

5/31/24

ASSETS

Investment in securities, at value (Notes 1 and 8):

Unaffiliated issuers (identified cost $8,543,472)	$13,427,281

Affiliated issuers (identified cost $1,663,102) (Note 5)	1,663,102

Foreign currency (cost $1,599) (Note 1)	1,666

Dividends, interest and other receivables	28,218

Foreign tax reclaim	28,605

Receivable for shares of the fund sold	2,075

Receivable for investments sold	163,868

Receivable from Manager (Note 2)	43,108

Receivable for variation margin on futures contracts (Note 1)	25,401

Unrealized appreciation on forward currency contracts (Note 1)	2,202

Prepaid assets	13,245

Total assets	15,398,771

LIABILITIES

Payable for investments purchased	178,739

Payable for custodian fees (Note 2)	28,431

Payable for investor servicing fees (Note 2)	1,492

Payable for Trustee compensation and expenses (Note 2)	5,619

Payable for administrative services (Note 2)	48

Payable for auditing and tax fees	89,894

Unrealized depreciation on forward currency contracts (Note 1)	8,359

Other accrued expenses	22,538

Total liabilities	335,120

Net assets	$15,063,651

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$9,490,425

Total distributable earnings (Note 1)	5,573,226

Total — Representing net assets applicable to capital shares outstanding	$15,063,651

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($6,665,473 divided by 465,579 shares)	$14.32

Offering price per class A share (100/94.25 of $14.32)*	$15.19

Net asset value, offering price and redemption price per class P share ($8,398,178 divided by 588,440 shares)	$14.27
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Equity Fund  17

Statement of operations

Year ended 5/31/24

Investment income

Dividends (net of foreign tax of $10,570)	$172,348

Interest (including interest income of $48,557 from investments in affiliated issuers) (Note 5)	67,874

Total investment income	240,222

EXPENSES

Compensation of Manager (Note 2)	69,280

Investor servicing fees (Note 2)	5,284

Custodian fees (Note 2)	55,607

Trustee compensation and expenses (Note 2)	583

Administrative services (Note 2)	315

Reports to shareholders	17,403

Auditing and tax fees	110,336

Blue sky expense	22,885

Other	6,657

Fees waived and reimbursed by Manager (Note 2)	(212,753)

Total expenses	75,597

Expense reduction (Note 2)	(113)

Net expenses	75,484

Net investment income	164,738

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:

Securities from unaffiliated issuers (net of foreign tax of $1,092) (Notes 1 and 3)	886,200

Foreign currency transactions (Note 1)	(1,271)

Forward currency contracts (Note 1)	(21,023)

Futures contracts (Note 1)	228,401

Written options (Note 1)	2,150

Total net realized gain	1,094,457

Change in net unrealized appreciation (depreciation) on:

Securities from unaffiliated issuers (net of increase in deferred foreign taxes of $8,668)	1,946,516

Assets and liabilities in foreign currencies	774

Forward currency contracts	852

Futures contracts	(7,178)

Written options	(2,150)

Total change in net unrealized appreciation	1,938,814

Net gain on investments	3,033,271

Net increase in net assets resulting from operations	$3,198,009

The accompanying notes are an integral part of these financial statements.

18  Dynamic Asset Allocation Equity Fund

Statement of changes in net assets

	Year ended 5/31/24	Year ended 5/31/23
Increase (decrease) in net assets
Operations
Net investment income	$164,738	$749,329
Net realized gain on investments and foreign currency transactions	1,094,457	11,104,302
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	1,938,814	(10,739,086)
Net increase in net assets resulting from operations	3,198,009	1,114,545
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(27,427)	(195)
Class P	(32,414)	(920,111)
Net realized short-term gain on investments
Class A	(18,742)	—
Class P	(19,823)	—
Net realized long-term gain on investments
Class A	(60,339)	(3,332)
Class P	(63,819)	(11,943,379)
From return of capital
Class A	—	(543)
Class P	—	(1,947,691)
Increase (decrease) from capital share transactions (Note 4)	2,299,820	(56,095,521)
Total increase (decrease) in net assets	5,275,265	(69,796,227)
Net assets
Beginning of year	9,788,386	79,584,613
End of year	$15,063,651	$9,788,386

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Equity Fund  19

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
May 31, 2024	$11.17	.17	3.21	3.38	(.06)	(.17)	—	(0.23)	$14.32	30.58	$6,665.68		1.34	64
May 31, 2023	13.01	.28	.09	.37	(.11)	(1.81)	(.29)	(2.21)	11.17	3.23	5,108.70		2.67	67
May 31, 2022	15.86	.13	(.96)	(.83)	(.10)	(1.92)	—	(2.02)	13.01	(6.69)	28.83		.82	76
May 31, 2021	11.45	.11	4.73	4.84	(.10)	(.33)	—	(0.43)	15.86	42.70	31.86		.81	64
May 31, 2020	11.07	.16	.46	.62	(.16)	(.08)	—	(0.24)	11.45	5.47	21.85		1.36	89
Class P
May 31, 2024	$11.14	.18	3.19	3.37	(.07)	(.17)	—	(0.24)	$14.27	30.55	$8,398.60		1.44	64
May 31, 2023	12.99	.15	.24	.39	(.14)	(1.81)	(.29)	(2.24)	11.14	3.45	4,680.62		1.26	67
May 31, 2022	15.86	.16	(.97)	(.81)	(.14)	(1.92)	—	(2.06)	12.99	(6.61)	79,557.61		1.04	76
May 31, 2021	11.45	.14	4.73	4.87	(.13)	(.33)	—	(0.46)	15.86	42.98	78,855.62		1.05	64
May 31, 2020	11.09	.18	.46	.64	(.20)	(.08)	—	(0.28)	11.45	5.61	62,820.62		1.58	89

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
May 31, 2024	1.80%
May 31, 2023	0.38
May 31, 2022	0.29
May 31, 2021	0.35
May 31, 2020	0.32

The accompanying notes are an integral part of these financial statements.

20  Dynamic Asset Allocation Equity Fund

Notes to financial statements 5/31/24

Unless otherwise noted, the “reporting period” represents the period from June 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Advisers	Franklin Advisers, Inc, a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Equity Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek long-term growth. The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in common stocks. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam Management may also consider other factors that Putnam Managements believes will cause the stock price to rise. While Putnam Management typically allocates approximately 75% of the fund’s assets to investments in U.S. companies, and 25% of the fund’s assets to investments in international companies, these allocations may vary. Putnam Management invests mainly in developed countries, but may invest in emerging markets. The fund may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, the fund typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class PΔ	None	None	None
Δ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign

Dynamic Asset Allocation Equity Fund 21

equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to enhance the returns on securities owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

22 Dynamic Asset Allocation Equity Fund

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $6,738 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from realized gains and losses on passive foreign investment companies, from unrealized gains and losses on passive foreign investment companies and from straddle loss deferrals substantial overlap. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $15,114 to increase undistributed net investment income, $117 to decrease paid-in capital and $14,997 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$4,736,688
Unrealized depreciation	(194,522)
Net unrealized appreciation	4,542,166
Undistributed ordinary income	120,087
Undistributed long-term gains	601,522
Undistributed short-term gains	322,539
Cost for federal income tax purposes	$10,557,015

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.586% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through September 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment

Dynamic Asset Allocation Equity Fund 23

management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.02% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $211,287 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $1,466 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser. Effective July 15, 2024, Putnam Management transferred the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continue to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A and class P shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$4,684
Class P	600
Total	$5,284

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $113 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $11 as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Resources, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies for net commissions from the sale of class A shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

24 Dynamic Asset Allocation Equity Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$8,377,296	$6,724,145
U.S. government securities (Long-term)	—	—
Total	$8,377,296	$6,724,145

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales. Beginning in January 2024 the fund was restricted from participating in the interfund trading program.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	—	$—	454,959	$5,000,002
Shares issued in connection with reinvestment of distributions	8,467	106,508	362	4,070
	8,467	106,508	455,321	5,004,072
Shares repurchased	—	—	(369)	(4,419)
Net increase	8,467	$106,508	454,952	$4,999,653
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class P	Shares	Amount	Shares	Amount
Shares sold	327,402	$4,215,249	2,066,597	$25,271,980
Shares issued in connection with reinvestment of distributions	9,255	116,056	1,322,023	14,811,180
	336,657	4,331,305	3,388,620	40,083,160
Shares repurchased	(168,358)	(2,137,993)	(9,090,811)	(101,178,334)
Net increase (decrease)	168,299	$2,193,312	(5,702,191)	$(61,095,174)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 465,128 class A shares of the fund (99.9% of class A shares outstanding), valued at $6,660,633.

At the close of the reporting period, the Putnam Retirement Advantage Funds owned 55.8% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Government Money Market Fund Class G†	$—	$2,888,648	$2,061,202	$26,925	$827,446
Putnam Short Term Investment Fund Class P‡	444,243	943,810	552,397	21,632	835,656
Total Short-term investments	$444,243	$3,832,458	$2,613,599	$48,557	$1,663,102
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Dynamic Asset Allocation Equity Fund 25

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$10
Written equity option contracts (contract amount)	$10
Futures contracts (number of contracts)	30
Forward currency contracts (contract amount)	$860,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$2,202	Payables	$8,359
Equity contracts	Receivables, Net assets — Unrealized appreciation	30,756*	Payables, Net assets — Unrealized depreciation	15,801*
Total		$32,958		$24,160
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$(21,023)	$(21,023)
Equity contracts	(838)	228,401	—	$227,563
Total	$(838)	$228,401	$(21,023)	$206,540
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$852	$852
Equity contracts	838	(7,178)	—	$(6,340)
Total	$838	$(7,178)	$852	$(5,488)

26 Dynamic Asset Allocation Equity Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	BofA Securities, Inc.	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Futures contracts§	$—	$—	$25,401	$—	$—	$—	$—
Forward currency contracts#	179	25	—	227	106	92	—
Total Assets	$179	$25	$25,401	$227	$106	$92	$—
Liabilities:
Futures contracts§	—	—	—	—	—	—	—
Forward currency contracts#	107	1	—	384	1,307	807	871
Total Liabilities	$107	$1	$—	$384	$1,307	$807	$871
Total Financial and Derivative Net Assets	$72	$24	$25,401	$(157)	$(1,201)	$(715)	$(871)
Total collateral received (pledged)†##	$—	$—	$—	$—	$—	$—	$—
Net amount	$72	$24	$25,401	$(157)	$(1,201)	$(715)	$(871)
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—

Dynamic Asset Allocation Equity Fund 27

	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Total
Assets:
Futures contracts§	$—	$—	$—	$—	$—	$25,401
Forward currency contracts#	99	112	357	232	773	2,202
Total Assets	$99	$112	$357	$232	$773	$27,603
Liabilities:
Futures contracts§	—	—	—	—	—	—
Forward currency contracts#	3,119	89	1,131	—	543	8,359
Total Liabilities	$3,119	$89	$1,131	$—	$543	$8,359
Total Financial and Derivative Net Assets	$(3,020)	$23	$(774)	$232	$230	$19,244
Total collateral received (pledged)†##	$—	$—	$—	$—	$—
Net amount	$(3,020)	$23	$(774)	$232	$230
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $99,687.

28 Dynamic Asset Allocation Equity Fund

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $798,248 as a capital gain dividend with respect to the taxable year ended May 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $92,091 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $150,929, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

Dynamic Asset Allocation Equity Fund 29

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

October 20, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
879,271	—	—

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
879,271	—	—

At the meeting, a new Sub-advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
879,271	—	—

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

30 Dynamic Asset Allocation Equity Fund

© 2024 Franklin Templeton. All rights reserved.	39117-AFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024